Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
- Amortization of Intangible Assets	$ 6,622,238	$ 5,058,204	$ 843,061